Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 32,269,000	$ (81,081,000)
Cash and cash equivalents	1,062,431,000	711,528,000	$ 591,620,000
Short-term investments	0	$ 391,025,000
Pledged cash as security	$ 195,729,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.70%	1.90%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.80%	2.20%
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 2,068,000	$ 2,032,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,062,431,000	711,528,000
Short-term investments	$ 0	$ 391,025,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	85.00%	67.00%
Interest rate risk [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in interest rate	1.00%
Gain (loss)	$ 1,524,000
Fair value of Cameco's interest rate swap assets	2,313,000	$ 856,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 150,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate
Margin rate	1.20%
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.75%